Research and Development Expense (Details) - CHF (SFr)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Research and Development Expense/General and Administrative Expense/Finance Income and Finance Expense [Abstract]
Pre-clinical projects					SFr 642,821	SFr 546,429	SFr 468,326
Clinical projects					12,365,768	16,639,304	20,808,025
Drug manufacturing and substance					2,027,184	2,608,814	1,866,148
Employee benefits and expenses					2,773,516	2,854,624	2,140,664
Lease expenses					111,680	84,344	42,953
Patents and trademarks					603,892	941,836	824,201
Regulatory projects					632,387	1,043,287	331,822
Depreciation tangible assets					53,594	58,125	54,037
Total research and development expense	SFr 1,697,045	SFr 4,221,324	SFr 6,654,666	SFr 14,925,642	SFr 19,210,842	SFr 24,776,763	SFr 26,536,176